CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net income / (loss)		$ 82.1	$ 22.1	$ (292.8)
Adjustments to reconcile net income / (loss) to net cash provided by / (used in) operating activities:
Non-cash compensation expense related to stock based and directors' compensation		9.1	5.6	2.6
Depreciation of non-current assets		131.2	117.4	116.5
Impairment of non-current assets		0.0	0.0	131.7
Amortization of deferred mobilization and contract preparation costs		55.7	44.6	36.7
Amortization of deferred mobilization, demobilization and other revenue		(96.9)	(61.9)	(22.1)
Gain on disposal of assets		(0.4)	(0.6)	(4.2)
Amortization of debt discount		6.8	1.0	0.0
Amortization of debt premium		(1.3)	0.0	0.0
Amortization of deferred finance charges		11.5	21.3	7.9
Bank commitment, guarantee and other fees		0.0	(2.9)	15.7
Effective interest rate adjustments		0.0	(19.7)	2.8
Loss / (income) from equity method investments		1.2	(4.9)	(1.2)
Deferred income tax		0.7	(16.5)	(2.1)
Change in assets and liabilities
Amounts due from related parties		4.0	(29.4)	(17.0)
Accrued expenses		(8.9)	2.1	89.8
Accrued interest		(5.4)	(66.1)	(35.8)
Other current and non-current assets		(218.2)	(107.7)	(139.2)
Other current and non-current liabilities		106.1	44.9	173.2
Net cash provided by / (used in) operating activities		77.3	(50.7)	62.5
Cash flows from investing activities
Purchase of property, plant and equipment		(0.5)	(1.5)	(1.8)
Proceeds from sale of fixed assets		0.0	0.0	0.7
Repayment of loan from equity method investments		0.0	9.8	0.0
Additions to newbuildings		(354.1)	(1.3)	0.0
Additions to jack-up drilling rigs		(54.8)	(111.2)	(81.5)
Net cash used in investing activities		(409.4)	(104.2)	(82.6)
Cash flows from financing activities
Proceeds from share issuance, net of issuance costs		0.0	58.1	298.1
Repayments of debt	[1]	(286.1)	(1,800.6)	(355.5)
Cash distributions paid		(76.3)	0.0	0.0
Debt proceeds, gross of premium / (net of discount) and issuance costs		672.0	1,881.5	150.0
Purchase of treasury shares		(19.9)	(0.8)	0.0
Proceeds from exercise of share options		2.3	0.8	0.0
Net cash provided by financing activities		292.0	139.0	92.6
Net (decrease) / increase in cash, cash equivalents and restricted cash		(40.1)	(15.9)	72.5
Cash, cash equivalents and restricted cash at beginning of the year		102.6	118.5	46.0
Cash, cash equivalents and restricted cash at end of the year		62.5	102.6	118.5
Supplemental Disclosure of Cash Flow Information
Interest paid		(186.9)	(217.4)	(83.9)
Income taxes paid		(55.2)	(38.2)	(16.2)
Non-cash offset of trade receivables and jack-up rigs		(9.3)	0.0	0.0
Non-cash offset in respect of jack-up drilling rigs		0.0	0.0	(87.0)
Non-cash offset of accrued interest and jack-up rigs		0.0	0.0	(33.0)
Issuance of debt as non-cash settlement of financing fee		0.0	0.0	8.2
Cash and cash equivalents		61.6	102.5	108.0
Restricted cash		0.9	0.1	2.5
Non-current restricted cash		0.0	0.0	8.0
Total cash and cash equivalents and restricted cash		$ 62.5	$ 102.6	$ 118.5

[1]	(1) Included in repayment of debt is the redemption premium on the amortization payments made on our Senior Secured Notes due in 2028 and 2030.